Accrued Expenses - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued salaries and other payroll liabilities	$ 1,025	$ 46
Accrued accounting and tax liabilities	700	115
Accrued expenses- other	922	447
Total accrued expenses	$ 2,647	$ 608